CAPITAL MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2024
Capital Management [Abstract]
Disclosure Of Capital Structure
The Company’s capital structure includes the following:

As at	March 31, 2024	March 31, 2023
	$	$
Shareholders’ equity comprised of:
Share capital	443,877	158,162
Contributed surplus	11,750	2,102
Options reserve	39,177	27,283
Warrants reserve	25,639	10,873
Accumulated other comprehensive loss	(2,285)	(2,035)
Deficit	(226,231)	(148,151)
Total	291,927	48,234